INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S.
Current	$ 52	$ 7	$ (23)
Deferred	129	69	45
Non-U.S.
Current	51	63	41
Deferred	(53)	(26)	(23)
Total income tax expense	179	113	40
Reconciliation between the U.S. federal income taxes at the U.S. statutory rate to the provision (benefit) for income taxes
Income (loss) from continuing operations before income taxes	559	370	184
Expected tax expense at U.S. statutory rate of 35%	196	130	64
Change resulting from:
State tax expense (benefit) net of federal benefit	15	7	(4)
Non-U.S. tax rate differentials	1	6	(16)
Effects of non-U.S. operations	(1)	8	22
U.S. domestic manufacturing deduction	(8)
Unrealized currency exchange gains and losses	11	(5)	(6)
Effect of tax holidays	(12)	(1)	2
U.S. foreign tax credits, net of associated income and taxes	(21)	(4)
Tax authority audits and dispute resolutions	5	4	(16)
Change in valuation allowance	(14)	(19)	(22)
Other, net	7	(13)	16
Total income tax expense	179	113	40
U.S. income tax statutory rate (as a percent)	35.00%	35.00%	35.00%
Income tax expense (benefit)-discontinued operations	3	5	(10)
Number of non-U.S. tax jurisdictions in which the entity is operating	42
Component of income (loss) from continuing operations before income taxes
U.S.	494	255	38
Non-U.S.	65	115	146
Income from continuing operations before income taxes	559	370	184
Deferred income tax assets:
Net operating loss carryforwards	819	895
Pension and other employee compensation	288	254
Property, plant and equipment	69	77
Intangible assets	33	35
Foreign tax credits	113	82
Other, net	106	140
Total	1,428	1,483
Deferred income tax liabilities:
Property, plant and equipment	(524)	(515)
Pension and other employee compensation		(25)
Other, net	(88)	(107)
Total	(612)	(647)
Net deferred tax asset before valuation allowance	816	836
Valuation allowance	(745)	(768)	(813)	(861)
Net deferred tax assets (liability)	71	68
Current deferred tax asset	51	40
Current deferred tax liability	(39)	(29)
Non-current deferred tax asset	229	163
Non-current deferred tax liability	(170)	(106)
Australian styrenics business
Change resulting from:
Income tax expense (benefit)-discontinued operations	$ 3	$ 2	$ 28